Putnam
Equity
Fund 98

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

12-31-99


[LOGO: BOSTON * LONDON * TOKYO]


The following report contains a list of your fund's portfolio holdings and complete financial statements for the six months ended 12/31/99.
Additional details, including fund strategy, performance, and managers' outlook, will be provided in the annual report, which will cover the 12 months ended 6/30/00.




The fund's portfolio
December 31, 1999 (Unaudited)

COMMON STOCKS (99.0%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Advertising (1.3%)
--------------------------------------------------------------------------------------------------------------------------
              5,000  FreeShop.com, Inc. (NON)                                                                $     240,000
              2,100  Interep National Radio Sales, Inc. (NON)                                                       28,088
                                                                                                             -------------
                                                                                                                   268,088

Broadcasting (6.9%)
--------------------------------------------------------------------------------------------------------------------------
              5,200  Acme Communications, Inc. (NON)                                                               172,900
              2,400  Citadel Communications Corp. (NON)                                                            155,700
              6,500  Cumulus Media, Inc. Class A (NON)                                                             329,875
              2,000  Pegasus Communications Corp. (NON)                                                            195,500
              7,500  Pinnacle Holdings, Inc. (NON)                                                                 317,813
              3,000  Radio One, Inc. (NON)                                                                         276,000
                300  Wink Communications, Inc. (NON)                                                                18,019
                                                                                                             -------------
                                                                                                                 1,465,807

Building and Construction (0.4%)
--------------------------------------------------------------------------------------------------------------------------
              2,700  Insituform Technologies, Inc. (NON)                                                            76,275

Business Services (10.4%)
--------------------------------------------------------------------------------------------------------------------------
              3,000  About.com, Inc. (NON)                                                                         269,250
             10,000  Braun Consulting, Inc. (NON)                                                                  715,000
              3,600  Daisytek International Corp. (NON)                                                             83,925
              2,700  Loislaw.com, Inc. (NON)                                                                       105,638
              1,800  Macrovision Corp. (NON)                                                                       133,200
              3,600  Management Network Group, Inc. (The) (NON)                                                    117,450
              9,000  Precision Response Corp. (NON)                                                                218,250
              3,700  ProBusiness Services, Inc. (NON)                                                              133,200
              3,900  RoweCom, Inc. (NON)                                                                           176,963
              6,000  U.S. Interactive, Inc. (NON)                                                                  258,000
                                                                                                             -------------
                                                                                                                 2,210,876

Cellular Communications (1.9%)
--------------------------------------------------------------------------------------------------------------------------
              4,400  Airgate PCS, Inc. (NON)                                                                       232,100
              6,300  Price Communications Corp. (NON)                                                              175,219
                                                                                                             -------------
                                                                                                                   407,319

Computer Services and Software (38.6%)
--------------------------------------------------------------------------------------------------------------------------
              1,100  Allaire Corp.(NON)                                                                            160,944
              5,300  Aware, Inc. (NON)                                                                             192,788
              7,500  BackWeb Technologies Ltd. (Israel) (NON)                                                      315,938
              3,700  Be Free, Inc. (NON)                                                                           265,938
              7,000  Brio Technology, Inc. (NON)                                                                   294,000
              3,800  C-Bridge Internet Solutions, Inc. (NON)                                                       184,775
              1,400  Cysive, Inc. (NON)                                                                            100,888
              1,600  Digimarc Corp. (NON)                                                                           80,000
             12,000  Diversinet Corp. (NON)                                                                        264,000
             11,000  DSET Corp. (NON)                                                                              411,125
              5,000  EarthWeb, Inc. (NON)                                                                          251,563
              8,000  E-Stamp Corp. (NON)                                                                           178,000
                200  eGain Communications Corp. (NON)                                                                7,550
              2,800  Exchange Applications, Inc. (NON)                                                             156,450
              2,900  Harris Interactive, Inc. (NON)                                                                 37,881
              2,100  Informatica Corp. (NON)                                                                       223,388
              3,100  iGo Corp. (NON)                                                                                28,094
              7,000  Inso Corp. (NON)                                                                              225,750
              1,700  InterVU, Inc. (NON)                                                                           178,500
                800  Keynote Systems, Inc. (NON)                                                                    59,000
              3,100  McAfee.com Corp. (NON)                                                                        139,500
              1,500  Micromuse, Inc. (NON)                                                                         255,000
             10,000  Navidec, Inc. (NON)                                                                           120,000
              5,700  Netegrity, Inc. (NON)                                                                         324,544
                100  OnDisplay, Inc. (NON)                                                                           9,088
             15,000  Online Resources & Communications Corp. (NON)                                                 249,375
             20,000  ON Technology Corp. (NON)                                                                     277,500
              3,400  Predictive Systems, Inc. (NON)                                                                222,700
              4,000  Proxicom, Inc. (NON)                                                                          497,250
              3,525  Razorfish, Inc. (NON)                                                                         335,316
             14,000  SAGA Systems, Inc. (NON)                                                                      279,125
              3,000  Silknet Software, Inc. (NON)                                                                  497,250
              2,100  SilverStream Software, Inc. (NON)                                                             249,900
              4,800  Technology Solutions Co. (NON)                                                                157,200
              6,000  Verity, Inc. (NON)                                                                            255,375
                300  Viant Corp. (NON)                                                                              29,700
              3,000  Worldgate Communications, Inc. (NON)                                                          142,688
              7,500  Yesmail.com, Inc. (NON)                                                                       253,594
             17,500  Zamba Corp. (NON)                                                                             304,063
                                                                                                             -------------
                                                                                                                 8,215,740

Education (2.1%)
--------------------------------------------------------------------------------------------------------------------------
             15,000  ProsoftTraining.com (NON)                                                                     155,625
             13,500  Student Advantage, Inc. (NON)                                                                 299,531
                                                                                                             -------------
                                                                                                                   455,156

Electric Utilities (1.1%)
--------------------------------------------------------------------------------------------------------------------------
              7,000  Independent Energy Holdings Plc (United Kingdom) (NON)                                        233,188

Electronics and Electrical Equipment (11.3%)
--------------------------------------------------------------------------------------------------------------------------
             13,000  Act Manufacturing, Inc. (NON)                                                                 487,500
             12,000  California Amplifier, Inc. (NON)                                                              315,750
              2,600  Exar Corp. (NON)                                                                              153,075
              5,000  Helix Technology Corp.                                                                        224,063
             11,000  LTX Corp. (NON)                                                                               246,125
             16,000  Nanometrics, Inc. (NON)                                                                       322,000
              1,500  PRI Automation, Inc. (NON)                                                                    100,688
              2,700  Rudolph Technologies, Inc. (NON)                                                               90,450
              5,000  Ultimate Electronics, Inc. (NON)                                                              123,750
              2,000  Veeco Instruments, Inc. (NON)                                                                  93,625
             12,700  Zygo Corp. (NON)                                                                              255,575
                                                                                                             -------------
                                                                                                                 2,412,601

Food and Beverages (1.1%)
--------------------------------------------------------------------------------------------------------------------------
             15,000  Gum Tech International, Inc. (NON)                                                            240,000

Health Care (1.3%)
--------------------------------------------------------------------------------------------------------------------------
              2,100  Accredo Health, Inc. (NON)                                                                     64,575
             12,000  LifePoint Hospitals, Inc. (NON)                                                               141,750
              3,400  Province Healthcare Co. (NON)                                                                  64,600
                                                                                                             -------------
                                                                                                                   270,925

Health Care Information Systems (1.6%)
--------------------------------------------------------------------------------------------------------------------------
              7,100  Allscripts, Inc. (NON)                                                                        312,400
                400  eBenX, Inc. (NON)                                                                              18,100
                                                                                                             -------------
                                                                                                                   330,500

Medical Supplies and Devices (1.8%)
--------------------------------------------------------------------------------------------------------------------------
              2,000  ArthroCare Corp. (NON)                                                                        122,000
             10,000  ChromaVision Medical Systems, Inc. (NON)                                                      152,500
              2,500  ResMed, Inc. (NON)                                                                            104,375
                                                                                                             -------------
                                                                                                                   378,875

Pharmaceuticals and Biotechnology (1.8%)
--------------------------------------------------------------------------------------------------------------------------
              3,200  Invitrogen Corp. (NON)                                                                        192,000
              4,600  Neurocrine Biosciences, Inc. (NON)                                                            113,850
              2,900  Priority Healthcare Corp. Class B (NON)                                                        83,919
                                                                                                             -------------
                                                                                                                   389,769

Restaurants (0.2%)
--------------------------------------------------------------------------------------------------------------------------
              1,780  P.F. Chang's China Bistro, Inc. (NON)                                                          44,278

Retail (3.4%)
--------------------------------------------------------------------------------------------------------------------------
              8,000  Factory 2-U Stores, Inc. (NON)                                                                227,000
              6,000  Fatbrain.com, Inc. (NON)                                                                      150,375
             75,000  Hanover Direct, Inc. (NON)                                                                    271,875
              2,300  REX Stores Corp. (NON)                                                                         80,500
                                                                                                             -------------
                                                                                                                   729,750

Semiconductors (7.4%)
--------------------------------------------------------------------------------------------------------------------------
              1,100  Alpha Industries, Inc. (NON)                                                                   63,044
              2,600  ANADIGICS, Inc. (NON)                                                                         122,688
              3,600  Emulex Corp. (NON)                                                                            405,000
              4,700  Maker Communications, Inc. (NON)                                                              200,925
              2,800  Power Integrations, Inc. (NON)                                                                134,225
                100  Silicon Image, Inc. (NON)                                                                       7,006
              5,300  Sipex Corp. (NON)                                                                             130,181
              2,700  TriQuint Semiconductor, Inc. (NON)                                                            300,375
              4,000  Zoran Corp. (NON)                                                                             223,000
                                                                                                             -------------
                                                                                                                 1,586,444

Specialty Consumer Products (0.5%)
--------------------------------------------------------------------------------------------------------------------------
              4,000  Meade Instruments Corp. (NON)                                                                 114,000

Telecommunications (5.9%)
--------------------------------------------------------------------------------------------------------------------------
                700  Aether Systems, Inc. (NON)                                                                     50,138
              5,000  Anaren Microwave, Inc. (NON)                                                                  270,625
                700  GlobeSpan, Inc. (NON)                                                                          45,588
              4,000  Lightbridge, Inc. (NON)                                                                       111,000
              3,400  Natural Microsystems Corp. (NON)                                                              159,163
              3,000  Proxim, Inc. (NON)                                                                            330,000
             10,000  Somera Communications, Inc. (NON)                                                             124,375
              5,800  Spectrian Corp. (NON)                                                                         163,851
                                                                                                             -------------
                                                                                                                 1,254,740
                                                                                                             -------------
                     Total Common Stocks (cost $11,829,478)                                                  $  21,084,331

SHORT-TERM INVESTMENTS (3.0%) (a) (cost $642,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
           $642,000  Interest in $624,736,000 joint repurchase agreement dated
                       December 31, 1999 with S.B.C. Warburg Inc. due
                       January 3, 2000 with respect to various U.S. Treasury
                       obligations -- maturity value of $642,147 for an effective
                       yield of 2.75%                                                                        $     642,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $12,471,478) (b)                                                $  21,726,331
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $21,301,758.

  (b) The aggregate identified cost on a tax basis is $12,486,101, resulting in gross unrealized appreciation and depreciation of $9,443,569 and $203,339, respectively, or net unrealized appreciation of $9,240,230.

(NON) Non-income-producing security.

      The accompanying notes are an integral part of these financial statements.




Statement of assets and liabilities
December 31, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $12,471,478) (Note 1)                                              $21,726,331
-----------------------------------------------------------------------------------------------
Cash                                                                                     62,925
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                   22,791
-----------------------------------------------------------------------------------------------
Dividend, interest and other receivables                                                    147
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                           13,359
-----------------------------------------------------------------------------------------------
Total assets                                                                         21,825,553

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                        472,719
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                             22,097
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                9,155
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                             1,102
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                 10
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   18,712
-----------------------------------------------------------------------------------------------
Total liabilities                                                                       523,795
-----------------------------------------------------------------------------------------------
Net assets                                                                          $21,301,758

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4 and 5)                                                  $10,512,595
-----------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                                (73,858)
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                                 1,608,168
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                            9,254,853
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                          $21,301,758

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($21,301,758 divided by 825,123 shares)                                                  $25.82
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $25.82)*                                  $27.40
-----------------------------------------------------------------------------------------------

* On single retial sales of less than $50,000. On sales of $50,000 more and on group sales, the offering price is reduced.

  The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended December 31, 1999 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Interest                                                                             $    5,902
-----------------------------------------------------------------------------------------------
Dividends                                                                                 1,405
-----------------------------------------------------------------------------------------------
Total investment income                                                                   7,307

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         64,405
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           21,406
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         1,148
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             20
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                   2,270
-----------------------------------------------------------------------------------------------
Registration fees                                                                         1,162
-----------------------------------------------------------------------------------------------
Auditing                                                                                 17,449
-----------------------------------------------------------------------------------------------
Legal                                                                                     2,098
-----------------------------------------------------------------------------------------------
Postage                                                                                     102
-----------------------------------------------------------------------------------------------
Other                                                                                       121
-----------------------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                                          (26,456)
-----------------------------------------------------------------------------------------------
Total expenses                                                                           83,725
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                               (2,560)
-----------------------------------------------------------------------------------------------
Net expenses                                                                             81,165
-----------------------------------------------------------------------------------------------
Net investment loss                                                                     (73,858)
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                      3,288,577
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                          6,371,571
-----------------------------------------------------------------------------------------------
Net gain on investments                                                               9,660,148
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 $9,586,290
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                             December 31, 1999*   June 30, 1999
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                                 $   (73,858)     $  (59,769)
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                      3,288,577         348,955
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                            6,371,571       2,367,098
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  9,586,290       2,656,284
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
    From net realized gain on investments                                            (1,967,266)        (55,814)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                     4,490,455       1,386,653
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                         12,109,479       3,987,123

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                   9,192,279       5,205,156
---------------------------------------------------------------------------------------------------------------
End of period (Including accumulated net investment loss
of $73,858 and $--, respectively)                                                   $21,301,758      $9,192,279
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

-------------------------------------------------------------------------------------------------------------------------------
                                                                              Six months
                                                                                 ended                       For the period
Per-share                                                                     December 31      Year ended     Dec.31, 1997+
operating performance                                                         (Unaudited)        June 30       to June 30
-------------------------------------------------------------------------------------------------------------------------------
                                                                                  1999             1999             1998
-------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                             $14.85           $10.52            $8.50
-------------------------------------------------------------------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss (a)(b)                                                        (.11)            (.11)            (.04)
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                              13.77             4.55             2.06
-------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                            13.66             4.44             2.02
-------------------------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                   (2.69)           (0.11)              --
-------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                   $25.82           $14.85           $10.52
-------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(c)                                                           93.91*           42.62            23.77*
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                 $21,302           $9,192           $5,205
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(a)(d)                                                       .66*            1.30              .65*
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)(a)                                                      (.58)*          (1.04)            (.37)*
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                           95.96*          184.61            85.45*
-------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized

(a) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund reflect a reduction of $0.04, $0.04 and $0.06 per share for the periods ended December 31, 1999, June 30, 1999 and June 30, 1998, respectively. (Note 2)

(b) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Includes amounts paid through expense offset arrangements. (Note 2)



Notes to financial statements
December 31, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam Equity Fund 98 (the "fund") is a series of Putnam Funds Trust (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek capital appreciation by investing primarily in the equity securities of small, rapidly growing companies that Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. believes have the potential for capital appreciation.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the- counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair market value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

E) Line Of Credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended December 31, 1999, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.00% of the first $500 million of the fund's average net asset value, 0.90% of the next $500 million, 0.85% of the next $500 million, 0.80% of the next $5 billion, 0.775% of the next $5 billion, 0.755% of the next $5 billion, 0.74% of the next $5 billion, and 0.73% of any excess thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through June 30, 2000, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc., and payments under the Trust's distribution plan) would exceed an annual rate of 1.30% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended December 31, 1999, fund expenses were reduced by $2,560 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to .35% of the fund's average net assets. The fund is not currently making any payments pursuant to the plan.

For the six months ended December 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received no net commissions from the sale of shares from the fund. A deferred sales charge of up to 1% is assessed on certain redemptions of shares. For the six months ended December 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received no monies on redemptions.

Note 3
Purchases and sales of securities

During the six months ended December 31, 1999, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $13,929,274 and $11,595,189, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At December 31, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                           Six months ended December 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        170,136         $3,592,862
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       84,191          1,964,171
-----------------------------------------------------------------------------
                                                   254,327          5,557,033

Shares
repurchased                                        (48,184)        (1,066,578)
-----------------------------------------------------------------------------
Net increase                                       206,143         $4,490,455
-----------------------------------------------------------------------------

                                                     Year ended June 30, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        266,398         $2,772,527
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        5,482             55,693
-----------------------------------------------------------------------------
                                                   271,880          2,828,220

Shares
repurchased                                       (147,521)        (1,441,567)
-----------------------------------------------------------------------------
Net increase                                       124,359         $1,386,653
-----------------------------------------------------------------------------


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

Daniel L. Miller
Vice President

Richard M. Frucci
Vice President and Fund Manager

Roland W. Gillis
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Equity Fund
98. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



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